Fair Value Measurements (Carrying Value And Fair Value Of Long-Term Debt) (Details) (USD $)	May 29, 2011	May 30, 2010
Fair Value Measurements
Carrying value of long-term debt	$ 1,408,000,000	$ 1,634,800,000
Fair value of long-term debt	$ 1,560,000,000	$ 1,710,000,000